Financial liabilities - Schedule of financial liabilities measured at other than fair value (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	€ 1,496	€ 1,110
Debt instruments
Disclosure of financial liabilities [line items]
Financial liabilities	348,067	324,390
Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	1,494,058	1,385,088
Carrying amount | Deposits
Disclosure of financial liabilities [line items]
Financial liabilities	1,161,212	1,072,384
Carrying amount | Debt instruments
Disclosure of financial liabilities [line items]
Financial liabilities	332,846	312,704
Fair value
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	1,495,464	1,387,320
Fair value | Deposits
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	1,161,811	1,073,147
Fair value | Debt instruments
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	€ 333,653	€ 314,173